Contents of Significant Accounts - Deferred Government Grants (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Miscellaneous liabilities [abstract]
Beginning balance	$ 17,480,904		$ 14,595,546
Arising during the period	617,685	$ 20,651	7,129,770	$ 6,755,920
Other operating income	(4,062,148)	$ (135,812)	(3,885,722)	(1,469,616)
Exchange effect	(484,888)		(358,690)
Ending balance	13,551,553		17,480,904	14,595,546
Current					$ 3,780,579	$ 3,832,124
Noncurrent					9,770,974	13,648,780
Total	$ 13,551,553		$ 17,480,904	$ 14,595,546	$ 13,551,553	$ 17,480,904